Financial Instruments Financial Instruments - Narrative (Details) (USD $)							3 Months Ended	9 Months Ended		1 Months Ended
	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Fuel Derivative or LNG Inventory Derivative [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Fuel Derivative or LNG Inventory Derivative [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Fuel Derivative or LNG Inventory Derivative [Member] Prepaid Expenses and Other Current Assets [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Term Gas Supply Derivatives [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Minimum [Member] Term Gas Supply Derivatives [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Maximum [Member] Term Gas Supply Derivatives [Member]	May 31, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Interest Rate Contract [Member]	May 31, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Nov. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] 2013 Sabine Pass Liquefaction Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net				$ 15,059,000	$ 84,639,000	$ (26,424,000)	$ 0
Derivative, Collateral, Right to Reclaim Cash	300,000	900,000	900,000
Derivative, Term of Contract								1 year	7 years
Derivative, Gain (Loss) on Derivative, Net							0			(9,300,000)
Derivative, Notional Amount, in MMBtu							2,161,000,000
Line of Credit Facility, Increase (Decrease), Net											$ (2,100,000,000)	$ (885,000,000)